Provisions - Schedule of Silicosis Settlement Costs (Detail) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) company	Dec. 31, 2025 ZAR (R)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 ZAR (R) company
Reconciliation of changes in other provisions [abstract]
Balance at the beginning of the year	$ 4.9		$ 5.1
Changes in estimates	0.7		(0.3)
Unwinding of provision recognised as finance expense	0.6		0.6
Payment	(1.2)		(0.4)
Translation	0.7		(0.1)
Balance at end of the year	5.7		4.9
Silicosis
Reconciliation of changes in other provisions [abstract]
Balance at the beginning of the year	4.9	R 92.0
Balance at end of the year	$ 5.7	94.6	4.9
Number of gold mining companies | company	6			6
Silicosis
Reconciliation of changes in other provisions [abstract]
Balance at the beginning of the year	$ 4.9	92.0
Balance at end of the year	5.7	R 94.6	4.9
Current portion of silicosis settlement costs	(3.0)		(0.8)
Non-current portion of silicosis settlement costs	2.7		$ 4.1
Nominal Amount Provision For Silicosis Settlement Costs	$ 6.5			R 107.4
Silicosis | Other investment
Reconciliation of changes in other provisions [abstract]
Actuarial assumption of discount rates (in percent)	7.34%		9.02%	7.34%